SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
SUBSIDIARIES [Abstract]
SUBSIDIARIES

3.	SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as at December 31, 2013. Unless otherwise indicated, we own a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Golar LNG 1460 Corporation	Marshall Islands	Owns Golar Viking
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar Management Limited	United Kingdom	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Gimi Limited	Marshall Islands	Owns Gimi
Golar Hilli Limited	Marshall Islands	Owns Hilli
Bluewater Gandria N.V.	Netherlands	Owns and Operates Golar Gandria
Golar Hull M2021 Corporation	Marshall Islands	Owns Hull 2021 (Golar Seal)
Golar Hull M2022 Corporation	Marshall Islands	Owns Hull 2022 (Golar Crystal)
Golar Hull M2023 Corporation	Marshall Islands	Owns Hull 2023 (Golar Penguin)
Golar Hull M2024 Corporation	Marshall Islands	Owns Hull 2024 (Golar Eskimo)
Golar Hull M2026 Corporation	Marshall Islands	Owns Hull 2026 (Golar Celsius)
Golar Hull M2027 Corporation	Marshall Islands	Owns Hull 2027 (Golar Bear)
Golar Hull M2031 Corporation	Marshall Islands	Owns Hull 2031 (Golar Igloo)
Golar Hull M2047 Corporation	Marshall Islands	Owns Hull 2047 (Golar Snow)
Golar Hull M2048 Corporation	Marshall Islands	Owns Hull 2048 (Golar Ice)
Golar LNG NB10 Corporation	Marshall Islands	Owns Hull S658 (Golar Glacier)
Golar LNG NB11 Corporation	Marshall Islands	Owns Hull S659 (Golar Kelvin)
Golar LNG NB12 Corporation	Marshall Islands	Owns Hull 2055 (Golar Frost)
Golar LNG NB13 Corporation	Marshall Islands	Owns Hull 2056 (Golar Tundra)